Eaton Shareholders' Equity Eaton Shareholders' Equity (Textuals) (Details)	0 Months Ended		12 Months Ended
	Feb. 27, 2013 USD ($)	Sep. 28, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Mar. 22, 2013 USD ($)
Shareholders Equity Textuals Abstract
Eaton ordinary shares authorized			750,000,000	750,000,000
Eaton Corporation plc par value			$ 0.01
Ordinary shares issued and outstanding			470,700,000	470,700,000	334,400,000
Deferred ordinary shares authorized			40,000	40,000
Common shares authorized					500,000,000
Deferred ordinary shares par value				€ 1.00
Preferred A Shares issued			10,000	10,000
Preferred A Shares par value			$ 1.00
Serial preferred shares authorized			10,000,000	10,000,000
Serial preferred share par value per share			$ 0.01
Number of holders of record of Eaton ordinary shares			20,570	20,570
Number of current and former employees who were shareholders through various Eaton plans			27,852	27,852
Disclosure of Repurchase Agreements [Abstract]
2007 common share repurchase program, number of shares authorized to be repurchased			10,000,000	10,000,000
Payments for stock repurchased under 2007 programs					$ 343,000,000
Eaton Corporation common share par value			$ 0.50		$ 0.50
2011 share repurchase program, number of shares authorized to be repurchased		20,000,000
2011 share repurchase program, maximum aggregate purchase price of shares authorized		1,250,000,000
2011 share repurchase progam, shares purchased			0	0	0
2007 share repurchase program, shares purchased					8,300,000
Quarterly dividends, per share, declared	$ 0.42
Quarterly dividends payable, amount per share							$ 0.42
Earnings Per Share, Diluted, Other Disclosures [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			2,200,000	2,200,000	1,500,000	6,900,000
Employee Trust [Abstract]
Deferred compensation plan trust of shares and marketable secutities			$ 12,000,000		$ 6,000,000